General (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Jul. 31, 2013
Date of commenced operations	Feb. 02, 2014
Cash and cash equivalents	$ 2,861	$ 2,016
Restricted cash	117	114
Short-term deposits	2,253
Marketable securities debt	7,500
Profit loss	6,900	17,900	$ 32,400
Retained earnings accumulated deficit	$ 192,952	$ 186,040